UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7614

Nuveen Georgia Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/29/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Georgia Premium Income Municipal Fund (NPG)
	February 29, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 4.7% (3.1% of Total Investments)
$ 25,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A,	5/15 at 11.19	BBB–	$ 1,713,000
	0.000%, 5/15/50
1,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	Baa3	987,400
	Series 2002, 5.500%, 5/15/39
26,000	Total Consumer Staples			2,700,400
	Education and Civic Organizations – 18.7% (12.5% of Total Investments)
750	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus	6/19 at 100.00	Aa2	811,965
	Housing LLC Project, Series 2009, 5.250%, 6/15/35
1,300	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC	7/17 at 100.00	Aa3	1,358,370
	Project, Series 2007, 5.000%, 7/01/39
1,550	Bulloch County Development Authority, Georgia, Student Housing and Athletic Facility Lease	8/14 at 100.00	A1	1,636,211
	Revenue Bonds, Georgia Southern University, Series 2004, 5.250%, 8/01/21 – SYNCORA
	GTY Insured
700	Carrollton Payroll Development Authority, Georgia, Student Housing Revenue Bonds, University	9/14 at 100.00	A1	739,935
	of West Georgia, Series 2004A, 5.000%, 9/01/21 – SYNCORA GTY Insured
1,535	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science	5/14 at 100.00	Aa3	1,682,207
	Building, Series 2004, 5.250%, 5/01/15 – NPFG Insured
150	Georgia Higher Education Facilities Authority, Revenue Bonds, USG Real Estate Foundation I LLC	6/18 at 100.00	A2	168,087
	Project, Series 2008, 6.000%, 6/15/28
	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series
	2009B, Trust 3404:
270	17.341%, 3/01/17 (IF)	No Opt. Call	AA+	408,929
430	17.369%, 3/01/17 (IF)	No Opt. Call	AA+	623,603
1,180	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State	7/15 at 100.00	A2	1,244,216
	University, Compass Point LLC Project, Series 2005, 5.000%, 7/01/25 – SYNCORA GTY Insured
1,490	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Center LLC, Series	12/15 at 100.00	A3	1,556,454
	2005A, 5.000%, 12/01/34 – SYNCORA GTY Insured
500	Savannah Economic Development Authority, Georgia, Revenue Bonds, GTREP Project, Series 2002,	7/12 at 100.00	Aa3	504,100
	5.000%, 7/01/22 – NPFG Insured
9,855	Total Education and Civic Organizations			10,734,077
	Health Care – 13.3% (8.9% of Total Investments)
140	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,	6/12 at 100.00	BB	121,253
	Series 1998, 5.250%, 12/01/22
	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical
	Center, Series 2004:
100	5.000%, 12/01/19	12/14 at 100.00	BBB–	99,548
900	5.250%, 12/01/22	12/14 at 100.00	BBB–	897,732
185	5.000%, 12/01/26	12/14 at 100.00	BBB–	182,329
100	Coweta County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc.	6/20 at 100.00	AA–	105,298
	Project, Series 2010, 5.000%, 6/15/40
1,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	1,065,150
	Medical Center Project, Series 2010, 8.000%, 12/01/40
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,
	Northeast Georgia Health Services Inc., Series 2010B:
300	5.125%, 2/15/40	No Opt. Call	A+	315,807
1,700	5.250%, 2/15/45	2/41 at 100.00	A+	1,813,186
900	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series	10/17 at 100.00	A2	936,369
	2007, 5.250%, 10/01/35
225	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Medical	8/19 at 100.00	AA	237,029
	Center of Central Georgia Inc., Series 2009, 5.000%, 8/01/35
1,000	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System,	1/14 at 100.00	Baa1	1,017,630
	Series 2003, 5.250%, 7/01/23 – RAAI Insured
800	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/17 at 100.00	A+	827,328
	Medical Center, Series 2007, 5.000%, 10/01/33
7,350	Total Health Care			7,618,659
	Housing/Multifamily – 1.9% (1.3% of Total Investments)
100	Cobb County Development Authority, Georgia, Revenue Bonds, KSU University II Real Estate	7/21 at 100.00	AA–	108,199
	Foundation, LLC Project, Series 2011, 5.000%, 7/15/41 – AGM Insured
1,000	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real	7/17 at 100.00	Baa2	1,008,090
	Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured
1,100	Total Housing/Multifamily			1,116,289
	Housing/Single Family – 1.6% (1.1% of Total Investments)
900	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.350%,	6/12 at 100.00	AAA	900,972
	12/01/22 (Alternative Minimum Tax)
	Industrials – 3.1% (2.1% of Total Investments)
1,000	Cartersville Development Authority, Georgia, Sewage and Solid Waste Disposal Facilities	9/12 at 100.00	A–	1,003,630
	Refunding and Revenue Bonds, Anheuser Busch Project, Senior Lien Series 2007, 5.500%,
	3/01/44 (Alternative Minimum Tax)
750	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds,	9/15 at 100.00	BBB	757,208
	Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15)
	(Alternative Minimum Tax)
1,750	Total Industrials			1,760,838
	Materials – 1.8% (1.2% of Total Investments)
1,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds,	8/12 at 100.50	BBB	1,006,460
	International Paper Company, Series 2001A, 6.250%, 2/01/25 (Alternative Minimum Tax)
	Tax Obligation/General – 37.6% (25.2% of Total Investments)
540	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue	7/17 at 100.00	AA+	564,511
	Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured
	(Alternative Minimum Tax)
500	Clark County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical	1/17 at 100.00	Aa1	539,680
	Center, Series 2007, 5.000%, 1/01/27 – NPFG Insured
2,100	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional	1/13 at 100.00	Aa1	2,123,289
	Medical Center, Series 2002, 5.125%, 1/01/32 – NPFG Insured
2,215	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – AGM Insured	1/17 at 100.00	AA+	2,451,451
3,000	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical	7/12 at 101.00	Aa2	3,044,333
	Center Project, Series 2002, 5.200%, 7/01/32 – NPFG Insured
1,090	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical	7/13 at 101.00	Aa2	1,143,203
	Center, Series 2003, 5.000%, 7/01/19 – NPFG Insured
1,000	Georgia Environmental Loan Acquisition Corporation, Local Government Loan Securitization	3/21 at 100.00	Aaa	1,132,890
	Bonds, Loan Pool Series 2011, 5.125%, 3/15/31
905	Georgia Municipal Association Inc., Certificates of Participation, Riverdale Public Purpose	5/19 at 100.00	AA–	996,984
	Project, Series 2009, 5.375%, 5/01/32 – AGC Insured
1,000	Georgia State, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	1,150,790
100	Georgia State, General Obligation Bonds, Series 2007E, 5.000%, 8/01/24	8/17 at 100.00	AAA	119,356
210	Georgia State, General Obligation Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	AAA	251,040
1,800	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%,	2/18 at 100.00	AAA	1,966,896
	2/01/36 (UB)
1,060	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series	7/14 at 101.00	Aa1	1,135,324
	2004, 5.000%, 7/01/20 – NPFG Insured
2,500	Paulding County School District, Georgia, General Obligation Bonds, Series 2007,	2/17 at 100.00	AA+	2,666,400
	5.000%, 2/01/33
250	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/21 at 100.00	Aa2	266,968
	Medical Center Project, Series 2011B, 5.000%, 10/01/41
500	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%,	3/16 at 100.00	N/R	507,550
	3/01/23 – SYNCORA GTY Insured
1,340	Winder-Barrow Industrial Building Authority, Georgia, Revenue Bonds, City of Winder Project,	12/21 at 100.00	Aa3	1,536,457
	Refunding Series 2012, 5.000%, 12/01/29 – AGM Insured
20,110	Total Tax Obligation/General			21,597,122
	Tax Obligation/Limited – 21.6% (14.4% of Total Investments)
	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007:
70	5.250%, 12/01/19 – AGC Insured	No Opt. Call	AA–	78,391
420	5.000%, 12/01/23 – AGC Insured	12/17 at 100.00	AA–	450,253
580	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16	No Opt. Call	A–	620,188
	(Alternative Minimum Tax)
	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
50	5.400%, 1/01/20	7/15 at 100.00	A–	52,644
150	5.600%, 1/01/30	7/15 at 100.00	A–	153,605
150	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	BBB–	150,245
2,000	Cobb-Marietta Coliseum and Exhibit Hall Authority, Cobb County, Georgia, Revenue Bonds,	1/14 at 100.00	AAA	2,153,580
	Performing Arts Center, Series 2004, 5.000%, 1/01/22
125	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series	No Opt. Call	A+	160,894
	2005, 5.500%, 10/01/26 – NPFG Insured
3,890	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series	10/19 at 100.00	BBB	4,536,362
	1993, 5.625%, 10/01/26 – NPFG Insured
135	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	146,617
2,600	Macon-Bibb County Urban Development Authority, Georgia, Revenue Refunding Bonds, Public	8/12 at 101.00	AA	2,678,988
	Facilities Projects, Series 2002A, 5.375%, 8/01/17
1,000	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds,	No Opt. Call	Aa2	1,196,060
	Series 1992P, 6.250%, 7/01/20 – AMBAC Insured
11,170	Total Tax Obligation/Limited			12,377,827
	Transportation – 4.3% (2.9% of Total Investments)
2,290	Atlanta, Georgia, Airport General Revenue Bonds, Series 2004G, 5.000%, 1/01/26 – AGM Insured	1/15 at 100.00	AA–	2,495,528
	U.S. Guaranteed – 7.8% (5.2% of Total Investments) (4)
1,000	Athens-Clarke County Unified Government Development Authority, Georgia, Educational Facilities	12/12 at 100.00	N/R (4)	1,035,320
	Revenue Bonds, UGAREF CCRC Building LLC Project, Series 2002, 5.000%, 12/15/16
	(Pre-refunded 12/15/12) – AMBAC Insured
735	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water and Sewer, and Light	1/13 at 100.00	N/R (4)	766,186
	Commission Project, Series 2002, 5.250%, 1/01/18 (Pre-refunded 1/01/13) – FGIC Insured
1,950	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22	1/14 at 100.00	AA– (4)	2,120,391
	(Pre-refunded 1/01/14) – FGIC Insured
25	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993Z,	1/17 at 100.00	A+ (4)	28,034
	5.500%, 1/01/20 (Pre-refunded 1/01/17) – FGIC Insured
500	Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/16 (Pre-refunded 8/01/12)	8/12 at 100.00	Aaa	510,270
4,210	Total U.S. Guaranteed			4,460,201
	Utilities – 12.8% (8.6% of Total Investments)
1,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Project 1, Series 2007A,	1/17 at 100.00	A	1,091,070
	5.000%, 1/01/25 – NPFG Insured
975	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993Z,	No Opt. Call	A+	1,085,916
	5.500%, 1/01/20 – FGIC Insured
	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
250	5.000%, 3/15/20	No Opt. Call	A–	267,365
500	5.000%, 3/15/21	No Opt. Call	A–	530,465
750	5.000%, 3/15/22	No Opt. Call	A–	790,260
250	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.000%, 3/15/18	No Opt. Call	Aa3	275,433
1,000	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A,	11/13 at 100.00	A1	1,059,240
	5.000%, 11/01/20 – NPFG Insured
1,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series	1/13 at 100.00	A2	1,031,310
	2003A, 5.000%, 1/01/22 – NPFG Insured
1,200	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B,	7/17 at 100.00	BBB–	1,214,040
	5.000%, 7/01/31
6,925	Total Utilities			7,345,099
	Water and Sewer – 20.2% (13.5% of Total Investments)
190	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.000%, 11/01/38 –	5/12 at 100.00	A1	190,260
	FGIC Insured
1,225	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/24 –	11/14 at 100.00	AA–	1,310,971
	AGM Insured
2,490	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%,	8/18 at 100.00	AA	2,717,312
	8/01/35 – AGM Insured
335	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%,	6/13 at 100.00	Aa2	342,950
	6/01/26 – AMBAC Insured
	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
500	5.000%, 6/01/32	6/18 at 100.00	Aa2	545,155
150	5.000%, 6/01/37	6/18 at 100.00	Aa2	161,618
500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2006B, 5.250%,	10/26 at 100.00	Aa2	601,515
	10/01/32 – AGM Insured
100	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A,	10/21 at 100.00	Aa3	111,686
	5.250%, 10/01/41
890	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds,	6/17 at 100.00	Aa2	950,226
	Series 2007, 5.000%, 6/01/37 – NPFG Insured
750	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%,	4/17 at 100.00	Aaa	802,545
	4/01/37 – AGM Insured
500	Georgia Environmental Loan Acquisition Corporation, Local Government Loan Securitization	2/21 at 100.00	Aaa	559,655
	Bonds, Cobb County-Marietta Water Authority Loans, Series 2011, 5.250%, 2/15/36
1,000	Midgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%,	No Opt. Call	AA–	1,232,510
	12/01/21 – AGM Insured
1,000	Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series	1/19 at 100.00	Aa2	1,125,510
	2008, 5.500%, 1/01/38
890	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, The Oconee-Hard Creek	2/18 at 100.00	Aa2	948,322
	Reservoir Project, Series 2008, 5.000%, 2/01/38 – AGM Insured
10,520	Total Water and Sewer			11,600,235
$ 103,180	Total Investments (cost $79,695,614) – 149.4%			85,713,707
	Floating Rate Obligations – (2.1)%			(1,190,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (49.4)% (5)			(28,340,000)
	Other Assets Less Liabilities – 2.1%			1,172,314
	Net Assets Applicable to Common Shares – 100%			$ 57,356,021

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 29, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$85,713,707	$—	$85,713,707

During the period ended February 29, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 29, 2012, the cost of investments was $78,454,807.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2012, were as follows:

Gross unrealized:
Appreciation	$6,094,152
Depreciation	(24,569)
Net unrealized appreciation (depreciation) of investments	$6,069,583

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.1%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Georgia Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 27, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 27, 2012